Distribution Date:	12/17/21	Benchmark 2020-B21 Mortgage Trust
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2020-B21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	LNR Partners,LLC
Mortgage Loan Detail (Part 1)	14-15		Job Warshaw		jwarshaw@lnrpartners.com
			1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08163LAA7	0.537300%	11,511,000.00	10,420,928.35	118,919.86	4,665.97	0.00	0.00	123,585.83	10,302,008.49	30.04%	30.00%
A-2	08163LAC3	1.737600%	46,719,000.00	46,719,000.00	0.00	67,649.11	0.00	0.00	67,649.11	46,719,000.00	30.04%	30.00%
A-4	08163LAE9	1.704400%	216,500,000.00	216,500,000.00	0.00	307,502.17	0.00	0.00	307,502.17	216,500,000.00	30.04%	30.00%
A-5	08163LAG4	1.977500%	423,991,000.00	423,991,000.00	0.00	698,701.84	0.00	0.00	698,701.84	423,991,000.00	30.04%	30.00%
A-AB	08163LAJ8	1.797500%	21,966,000.00	21,966,000.00	0.00	32,903.24	0.00	0.00	32,903.24	21,966,000.00	30.04%	30.00%
A-S	08163LAQ2	2.254300%	99,095,000.00	99,095,000.00	0.00	186,158.22	0.00	0.00	186,158.22	99,095,000.00	20.40%	20.38%
B	08163LAS8	2.458400%	56,625,000.00	56,625,000.00	0.00	116,005.75	0.00	0.00	116,005.75	56,625,000.00	14.89%	14.88%
C	08163LAU3	3.346964%	42,469,000.00	42,469,000.00	0.00	118,451.85	0.00	0.00	118,451.85	42,469,000.00	10.76%	10.75%
D	08163LBC2	2.000000%	25,739,000.00	25,739,000.00	0.00	42,898.33	0.00	0.00	42,898.33	25,739,000.00	8.26%	8.25%
E	08163LBE8	2.000000%	20,591,000.00	20,591,000.00	0.00	34,318.33	0.00	0.00	34,318.33	20,591,000.00	6.26%	6.25%
F	08163LBG3	2.000000%	18,017,000.00	18,017,000.00	0.00	30,028.33	0.00	0.00	30,028.33	18,017,000.00	4.51%	4.50%
G	08163LBJ7	2.000000%	10,296,000.00	10,296,000.00	0.00	17,160.00	0.00	0.00	17,160.00	10,296,000.00	3.50%	3.50%
H*	08163LBL2	2.000000%	36,034,836.00	36,034,836.00	0.00	59,843.42	0.00	0.00	59,843.42	36,034,836.00	0.00%	0.00%
R	08163LBN8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08163LBS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	08163LBQ1	3.358764%	24,808,000.00	24,781,733.77	2,865.48	69,358.16	0.00	0.00	72,223.64	24,778,868.29	0.00%	0.00%
Certificate
s
RR	N/A	3.358764%	29,379,045.00	29,347,939.03	3,393.46	82,137.88	0.00	0.00	85,531.34	29,344,545.57	0.00%	0.00%
interest
Regular SubTotal			1,083,740,881.00	1,082,593,437.15	125,178.80	1,867,782.60	0.00	0.00	1,992,961.40	1,082,468,258.35

Notional Certificates
X-A	08163LAL3	1.456832%	819,782,000.00	818,691,928.35	0.00	993,913.62	0.00	0.00	993,913.62	818,573,008.49
X-B	08163LAN9	0.519550%	99,094,000.00	99,094,000.00	0.00	42,903.54	0.00	0.00	42,903.54	99,094,000.00
X-D	08163LBU2	1.358764%	46,330,000.00	46,330,000.00	0.00	52,459.61	0.00	0.00	52,459.61	46,330,000.00
X-F	08163LAW9	1.358764%	18,017,000.00	18,017,000.00	0.00	20,400.71	0.00	0.00	20,400.71	18,017,000.00
X-G	08163LAY5	1.358764%	10,296,000.00	10,296,000.00	0.00	11,658.20	0.00	0.00	11,658.20	10,296,000.00
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	08163LBA6	1.358764%	36,034,836.00	36,034,836.00	0.00	40,802.37	0.00	0.00	40,802.37	36,034,836.00
Notional SubTotal			1,029,553,836.00	1,028,463,764.35	0.00	1,162,138.05	0.00	0.00	1,162,138.05	1,028,344,844.49

Deal Distribution Total					125,178.80	3,029,920.65	0.00	0.00	3,155,099.45

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163LAA7	905.30174181	10.33097559	0.40534880	0.00000000	0.00000000	0.00000000	0.00000000	10.73632439	894.97076622
A-2	08163LAC3	1,000.00000000	0.00000000	1.44799996	0.00000000	0.00000000	0.00000000	0.00000000	1.44799996	1,000.00000000
A-4	08163LAE9	1,000.00000000	0.00000000	1.42033335	0.00000000	0.00000000	0.00000000	0.00000000	1.42033335	1,000.00000000
A-5	08163LAG4	1,000.00000000	0.00000000	1.64791668	0.00000000	0.00000000	0.00000000	0.00000000	1.64791668	1,000.00000000
A-AB	08163LAJ8	1,000.00000000	0.00000000	1.49791678	0.00000000	0.00000000	0.00000000	0.00000000	1.49791678	1,000.00000000
A-S	08163LAQ2	1,000.00000000	0.00000000	1.87858338	0.00000000	0.00000000	0.00000000	0.00000000	1.87858338	1,000.00000000
B	08163LAS8	1,000.00000000	0.00000000	2.04866667	0.00000000	0.00000000	0.00000000	0.00000000	2.04866667	1,000.00000000
C	08163LAU3	1,000.00000000	0.00000000	2.78913678	0.00000000	0.00000000	0.00000000	0.00000000	2.78913678	1,000.00000000
D	08163LBC2	1,000.00000000	0.00000000	1.66666654	0.00000000	0.00000000	0.00000000	0.00000000	1.66666654	1,000.00000000
E	08163LBE8	1,000.00000000	0.00000000	1.66666650	0.00000000	0.00000000	0.00000000	0.00000000	1.66666650	1,000.00000000
F	08163LBG3	1,000.00000000	0.00000000	1.66666648	0.00000000	0.00000000	0.00000000	0.00000000	1.66666648	1,000.00000000
G	08163LBJ7	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
H	08163LBL2	1,000.00000000	0.00000000	1.66071021	0.00595646	0.01391820	0.00000000	0.00000000	1.66071021	1,000.00000000
R	08163LBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08163LBS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Certificates	08163LBQ1	998.94121936	0.11550629	2.79579813	0.00020840	0.00048936	0.00000000	0.00000000	2.91130442	998.82571308
RR interest	N/A	998.94121916	0.11550614	2.79579816	0.00020831	0.00048980	0.00000000	0.00000000	2.91130430	998.82571302

Notional Certificates
X-A	08163LAL3	998.67029082	0.00000000	1.21241210	0.00000000	0.00000000	0.00000000	0.00000000	1.21241210	998.52522804
X-B	08163LAN9	1,000.00000000	0.00000000	0.43295800	0.00000000	0.00000000	0.00000000	0.00000000	0.43295800	1,000.00000000
X-D	08163LBU2	1,000.00000000	0.00000000	1.13230326	0.00000000	0.00000000	0.00000000	0.00000000	1.13230326	1,000.00000000
X-F	08163LAW9	1,000.00000000	0.00000000	1.13230338	0.00000000	0.00000000	0.00000000	0.00000000	1.13230338	1,000.00000000
X-G	08163LAY5	1,000.00000000	0.00000000	1.13230381	0.00000000	0.00000000	0.00000000	0.00000000	1.13230381	1,000.00000000
X-H	08163LBA6	1,000.00000000	0.00000000	1.13230347	0.00000000	0.00000000	0.00000000	0.00000000	1.13230347	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/21 - 11/30/21	30	0.00	4,665.97	0.00	4,665.97	0.00	0.00	0.00	4,665.97	0.00
A-2	11/01/21 - 11/30/21	30	0.00	67,649.11	0.00	67,649.11	0.00	0.00	0.00	67,649.11	0.00
A-4	11/01/21 - 11/30/21	30	0.00	307,502.17	0.00	307,502.17	0.00	0.00	0.00	307,502.17	0.00
A-5	11/01/21 - 11/30/21	30	0.00	698,701.84	0.00	698,701.84	0.00	0.00	0.00	698,701.84	0.00
A-AB	11/01/21 - 11/30/21	30	0.00	32,903.24	0.00	32,903.24	0.00	0.00	0.00	32,903.24	0.00
X-A	11/01/21 - 11/30/21	30	0.00	993,913.62	0.00	993,913.62	0.00	0.00	0.00	993,913.62	0.00
X-B	11/01/21 - 11/30/21	30	0.00	42,903.54	0.00	42,903.54	0.00	0.00	0.00	42,903.54	0.00
X-D	11/01/21 - 11/30/21	30	0.00	52,459.61	0.00	52,459.61	0.00	0.00	0.00	52,459.61	0.00
X-F	11/01/21 - 11/30/21	30	0.00	20,400.71	0.00	20,400.71	0.00	0.00	0.00	20,400.71	0.00
X-G	11/01/21 - 11/30/21	30	0.00	11,658.20	0.00	11,658.20	0.00	0.00	0.00	11,658.20	0.00
X-H	11/01/21 - 11/30/21	30	0.00	40,802.37	0.00	40,802.37	0.00	0.00	0.00	40,802.37	0.00
A-S	11/01/21 - 11/30/21	30	0.00	186,158.22	0.00	186,158.22	0.00	0.00	0.00	186,158.22	0.00
B	11/01/21 - 11/30/21	30	0.00	116,005.75	0.00	116,005.75	0.00	0.00	0.00	116,005.75	0.00
C	11/01/21 - 11/30/21	30	0.00	118,451.85	0.00	118,451.85	0.00	0.00	0.00	118,451.85	0.00
D	11/01/21 - 11/30/21	30	0.00	42,898.33	0.00	42,898.33	0.00	0.00	0.00	42,898.33	0.00
E	11/01/21 - 11/30/21	30	0.00	34,318.33	0.00	34,318.33	0.00	0.00	0.00	34,318.33	0.00
F	11/01/21 - 11/30/21	30	0.00	30,028.33	0.00	30,028.33	0.00	0.00	0.00	30,028.33	0.00
G	11/01/21 - 11/30/21	30	0.00	17,160.00	0.00	17,160.00	0.00	0.00	0.00	17,160.00	0.00
H	11/01/21 - 11/30/21	30	286.42	60,058.06	0.00	60,058.06	214.64	0.00	0.00	59,843.42	501.54
RR
	11/01/21 - 11/30/21	30	6.95	69,363.33	0.00	69,363.33	5.17	0.00	0.00	69,358.16	12.14
Certificates
RR interest	11/01/21 - 11/30/21	30	8.24	82,144.00	0.00	82,144.00	6.12	0.00	0.00	82,137.88	14.39
Totals			301.61	3,030,146.58	0.00	3,030,146.58	225.93	0.00	0.00	3,029,920.65	528.07

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,155,099.45
Non-VRR Available Funds	2,997,344.45
VRR Available Funds	157,754.97
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,043,921.95	Master Servicing Fee	5,331.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,414.37
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	451.08
ARD Interest	0.00	Operating Advisor Fee	1,371.28
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,043,921.95	Total Fees	13,775.36

Principal		Expenses/Reimbursements
Scheduled Principal	125,178.80	Reimbursement for Interest on Advances	225.94
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	125,178.80	Total Expenses/Reimbursements	225.94

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,029,920.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	125,178.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,155,099.45
Total Funds Collected	3,169,100.75	Total Funds Distributed	3,169,100.75

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,082,593,437.16	1,082,593,437.16	Beginning Certificate Balance	1,082,593,437.15
(-) Scheduled Principal Collections	125,178.80	125,178.80	(-) Principal Distributions	125,178.80
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,082,468,258.36	1,082,468,258.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,082,593,437.16	1,082,593,437.16	Ending Certificate Balance	1,082,468,258.35
Ending Actual Collateral Balance	1,082,468,258.36	1,082,468,258.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	14	80,350,216.90	7.42%	85	4.0447	2.248707	1.60 or less	7	150,500,000.00	13.90%	88	3.4464	(1.141728)
10,000,001 to 20,000,000		9	150,268,619.96	13.88%	94	3.6755	2.129425	1.61 to 1.70	1	5,128,817.06	0.47%	107	4.3200	1.650000
20,000,001 to 30,000,000		10	269,000,000.00	24.85%	104	3.2645	1.563086	1.71 to 1.80	2	44,938,653.40	4.15%	102	3.7890	1.760027
30,000,001 to 40,000,000		4	135,349,421.50	12.50%	108	3.3696	2.348453	1.81 to 2.00	6	117,114,688.50	10.82%	98	3.6833	1.873089
40,000,001 to 60,000,000		4	222,500,000.00	20.55%	103	3.3304	1.363269	2.01 to 2.50	12	198,295,485.40	18.32%	106	3.6210	2.259079
	60,000,001 or greater	3	225,000,000.00	20.79%	107	3.1097	2.823333	2.51 to 3.00	14	554,505,881.00	51.23%	106	3.1497	2.802769
	Totals	44	1,082,468,258.36	100.00%	102	3.3740	2.011679	3.01 and greater	2	11,984,733.00	1.11%	98	3.7689	3.368471
								Totals	44	1,082,468,258.36	100.00%	102	3.3740	2.011679
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	4	175,000,000.00	16.17%	106	3.1002	2.655686
							Industrial	8	107,317,681.09	9.91%	107	3.0882	2.595557
Colorado	1	2,700,000.00	0.25%	107	4.0000	2.090000
							Lodging	4	115,500,000.00	10.67%	99	3.4503	(1.627100)
Florida	1	13,560,000.00	1.25%	107	3.5800	2.390000
							Mixed Use	6	224,205,881.00	20.71%	95	3.4200	2.543935
Illinois	5	18,675,174.00	1.73%	107	3.6246	2.384340
							Multi-Family	1	60,000,000.00	5.54%	107	3.3483	2.951289
Indiana	2	1,780,000.00	0.16%	108	3.6600	1.817426
							Office	17	387,095,879.20	35.76%	107	3.2340	2.375743
Iowa	2	1,590,000.00	0.15%	108	3.6600	1.817426
							Other	4	44,500,000.00	4.11%	83	3.9906	1.940496
Louisiana	3	6,330,000.00	0.58%	108	3.6600	1.817426
							Retail	32	137,348,817.06	12.69%	102	3.6369	2.315840
Massachusetts	1	25,000,000.00	2.31%	107	2.6980	0.940000
							Self Storage	2	6,500,000.00	0.60%	107	3.9474	2.376462
Michigan	5	45,495,843.56	4.20%	107	3.6577	2.091817
							Totals	74	1,082,468,258.36	100.00%	102	3.3740	2.011679
Minnesota	3	2,530,000.00	0.23%	108	3.6600	1.817426

Mississippi	1	3,150,000.00	0.29%	108	3.6600	1.817426

Missouri	6	7,094,260.00	0.66%	107	3.6003	2.045371

Nebraska	1	4,150,000.00	0.38%	108	4.1830	2.340000

Nevada	2	75,000,000.00	6.93%	99	3.5580	(3.430000)

New Jersey	2	38,430,000.00	3.55%	107	3.6646	2.002131

New York	11	397,584,698.06	36.73%	102	3.2396	2.688219

North Carolina	2	23,800,000.00	2.20%	98	3.6024	2.596807

Ohio	2	30,000,000.00	2.77%	101	3.8927	2.476667

South Carolina	2	6,423,098.00	0.59%	106	3.5100	2.390000

Tennessee	4	59,189,600.50	5.47%	104	3.4721	1.949578

Texas	12	62,485,584.23	5.77%	108	3.7646	2.415370

Virginia	1	52,500,000.00	4.85%	107	3.2880	2.300000

Washington	1	30,000,000.00	2.77%	39	3.8500	1.080000

Totals	74	1,082,468,258.36	100.00%	102	3.3740	2.011679

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	5	200,000,000.00	18.48%	108	2.7220	2.498750	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	3	155,000,000.00	14.32%	103	3.2008	2.763226	13 months to 24 months	44	1,082,468,258.36	100.00%	102	3.3740	2.011679
	3.251% to 3.500%	6	257,205,881.00	23.76%	105	3.3375	2.638791	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	14	342,243,507.06	31.62%	104	3.6066	0.967427	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	9	65,551,399.84	6.06%	76	3.8846	1.790418	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.001% or greater	7	62,467,470.46	5.77%	87	4.2307	1.958721	Totals	44	1,082,468,258.36	100.00%	102	3.3740	2.011679
	Totals	44	1,082,468,258.36	100.00%	102	3.3740	2.011679
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	108 months or less	44	1,082,468,258.36	100.00%	102	3.3740	2.011679	Interest Only	23	762,215,881.00	70.41%	103	3.2407	1.962382
109 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	21	320,252,377.36	29.59%	100	3.6913	2.129009
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	1,082,468,258.36	100.00%	102	3.3740	2.011679	Totals	44	1,082,468,258.36	100.00%	102	3.3740	2.011679
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		8	187,187,427.46	17.29%	102	3.6741	2.243467				None
	12 months or less	36	895,280,830.90	82.71%	102	3.3112	1.963217
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	1,082,468,258.36	100.00%	102	3.3740	2.011679
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2-2	30318931	OF	New York	NY	Actual/360	2.692%	67,302.50	0.00	0.00	N/A	12/06/30	--	30,000,000.00	30,000,000.00	12/06/21
1A2-3	30318932				Actual/360	2.692%	67,302.50	0.00	0.00	N/A	12/06/30	--	30,000,000.00	30,000,000.00	12/06/21
1A4-2	30318933				Actual/360	2.692%	89,736.67	0.00	0.00	N/A	12/06/30	--	40,000,000.00	40,000,000.00	12/06/21
2A6	30318939	MU	McClellan	CA	Actual/360	3.309%	206,812.50	0.00	0.00	N/A	12/11/30	--	75,000,000.00	75,000,000.00	12/11/21
3	30506064	IN	Los Angeles	CA	Actual/360	2.770%	173,125.00	0.00	0.00	N/A	11/06/30	--	75,000,000.00	75,000,000.00	12/06/21
4A1	30506485	OF	New York	NY	Actual/360	3.250%	203,125.00	0.00	0.00	N/A	11/06/30	--	75,000,000.00	75,000,000.00	12/06/21
5A13-5	30318942	LO	Las Vegas	NV	Actual/360	3.558%	148,250.00	0.00	0.00	03/05/30	03/05/32	--	50,000,000.00	50,000,000.00	12/05/21
5A15-6	30318943				Actual/360	3.558%	74,125.00	0.00	0.00	03/05/30	03/05/32	--	25,000,000.00	25,000,000.00	12/05/21
6A2	30318944	MF	Brooklyn	NY	Actual/360	3.348%	167,416.00	0.00	0.00	N/A	11/06/30	--	60,000,000.00	60,000,000.00	12/06/21
7A1-2	30318945	MU	New York	NY	Actual/360	3.160%	158,000.00	0.00	0.00	N/A	03/06/30	--	60,000,000.00	60,000,000.00	12/06/21
8	30318946	OF	Falls Church	VA	Actual/360	3.288%	143,850.00	0.00	0.00	N/A	11/06/30	--	52,500,000.00	52,500,000.00	12/06/21
9	30506444	OF	Memphis	TN	Actual/360	3.670%	99,095.08	52,238.90	0.00	N/A	11/06/30	--	32,401,660.40	32,349,421.50	12/06/21
10	30318947	OF	Frisco	TX	Actual/360	3.620%	96,533.33	0.00	0.00	N/A	12/06/30	--	32,000,000.00	32,000,000.00	12/06/21
11	30506440	OF	Farmington Hills	MI	Actual/360	3.672%	94,860.00	0.00	0.00	N/A	11/01/30	--	31,000,000.00	31,000,000.00	12/01/21
12A2-2-A	30504622	RT	Brooklyn	NY	Actual/360	3.359%	83,970.00	0.00	0.00	N/A	01/01/30	--	30,000,000.00	30,000,000.00	12/01/21
13A2	30506424	MU	New York	NY	Actual/360	3.680%	92,000.00	0.00	0.00	N/A	03/01/30	--	30,000,000.00	30,000,000.00	12/01/21
14A1-2-1	30506277	MU	Redmond	WA	Actual/360	3.850%	16,041.67	0.00	0.00	N/A	03/06/25	--	5,000,000.00	5,000,000.00	12/06/21
14A1-2-2-1	30506413				Actual/360	3.850%	16,041.67	0.00	0.00	N/A	03/06/25	--	5,000,000.00	5,000,000.00	12/06/21
14A3-2	30506414				Actual/360	3.850%	64,166.67	0.00	0.00	N/A	03/06/25	--	20,000,000.00	20,000,000.00	12/06/21
15	30506349	RT	Various	Various	Actual/360	3.510%	87,750.00	0.00	0.00	N/A	10/01/30	--	30,000,000.00	30,000,000.00	12/01/21
16	30506453	98	Morristown	NJ	Actual/360	3.560%	77,875.00	0.00	0.00	N/A	11/06/30	--	26,250,000.00	26,250,000.00	12/06/21
17A2	30318949	OF	Cambridge Somerville MA		Actual/360	2.698%	56,208.33	0.00	0.00	11/06/30	11/06/34	--	25,000,000.00	25,000,000.00	12/06/21
18	30506494	Various Various		Various	Actual/360	3.660%	67,862.50	0.00	0.00	N/A	12/06/30	--	22,250,000.00	22,250,000.00	12/06/21
19	30318950	LO	Sherman Oaks	CA	Actual/360	3.360%	57,400.00	0.00	0.00	N/A	03/06/30	--	20,500,000.00	20,500,000.00	12/06/21
20A4	30506526	LO	Nashville	TN	Actual/360	3.139%	52,316.67	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	12/06/21
21A2	30530064	RT	Garner	NC	Actual/360	3.544%	59,066.67	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	12/06/21
22A1	30530049	RT	Willoughby	OH	Actual/360	4.038%	67,300.00	0.00	0.00	N/A	01/06/30	--	20,000,000.00	20,000,000.00	12/06/21
23A2	30318747	MU	Bronx	NY	Actual/360	3.493%	55,905.12	0.00	0.00	N/A	10/06/30	--	19,205,881.00	19,205,881.00	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	30506480	Various Various		TX	Actual/360	4.008%	49,998.51	30,960.20	0.00	N/A	11/06/30	--	14,969,613.60	14,938,653.40	12/06/21
25	30506423	OF	Miramar	FL	Actual/360	3.580%	40,454.00	0.00	0.00	N/A	11/06/30	--	13,560,000.00	13,560,000.00	12/06/21
26	30506516	IN	Closter	NJ	Actual/360	3.890%	39,483.50	0.00	0.00	N/A	12/01/30	--	12,180,000.00	12,180,000.00	12/01/21
27	30506452	IN	Dearborn	MI	Actual/360	3.660%	31,720.00	15,914.44	0.00	N/A	11/06/30	--	10,400,000.00	10,384,085.56	12/06/21
28	30506471	MU	Kettering	OH	Actual/360	3.602%	30,016.67	0.00	0.00	N/A	12/01/30	--	10,000,000.00	10,000,000.00	12/01/21
29	30506418	RT	Chicago	IL	Actual/360	3.710%	29,216.25	0.00	0.00	N/A	11/06/30	--	9,450,000.00	9,450,000.00	12/06/21
30	30506491	98	New York	NY	Actual/360	4.610%	31,693.75	0.00	0.00	N/A	12/06/25	--	8,250,000.00	8,250,000.00	12/06/21
31	30506492	98	New York	NY	Actual/360	4.610%	30,791.98	0.00	0.00	N/A	12/06/25	--	8,015,267.00	8,015,267.00	12/06/21
32	30506506	OF	Stafford	TX	Actual/360	3.950%	22,679.79	10,537.82	0.00	N/A	12/01/30	--	6,890,061.86	6,879,524.04	12/01/21
33	30506481	IN	Katy	TX	Actual/360	3.860%	17,691.67	8,124.20	0.00	N/A	11/06/30	--	5,500,000.00	5,491,875.80	12/06/21
34	30506399	RT	Olean	NY	Actual/360	4.320%	18,490.39	7,403.24	0.00	N/A	11/01/30	--	5,136,220.30	5,128,817.06	12/01/21
35	30506467	RT	Yucca Valley	CA	Actual/360	3.940%	14,775.00	0.00	0.00	N/A	11/06/30	--	4,500,000.00	4,500,000.00	12/06/21
36	30506505	OF	Omaha	NE	Actual/360	4.183%	14,466.21	0.00	0.00	N/A	12/01/30	--	4,150,000.00	4,150,000.00	12/01/21
37	30506422	SS	Statesville	NC	Actual/360	3.910%	12,381.67	0.00	0.00	N/A	11/06/30	--	3,800,000.00	3,800,000.00	12/06/21
38	30506370	SS	Loveland	CO	Actual/360	4.000%	9,000.00	0.00	0.00	N/A	11/06/30	--	2,700,000.00	2,700,000.00	12/06/21
39	30506493	98	New York	NY	Actual/360	4.610%	7,624.68	0.00	0.00	N/A	12/06/25	--	1,984,733.00	1,984,733.00	12/06/21
Totals							3,043,921.95	125,178.80	0.00				1,082,593,437.16	1,082,468,258.36
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2-2	45,571,669.00	68,972,985.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-3	45,571,669.00	68,972,985.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4-2	45,571,669.00	68,972,985.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	0.00	37,433,461.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	5,865,979.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	13,099,940.83	12,947,930.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A13-5	(374,210,267.00)	(242,530,144.00)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A15-6	(374,210,267.00)	(242,530,144.00)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-2	48,047,165.95	51,931,567.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	4,448,450.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,126,072.39	3,734,083.22	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,746,386.56	3,620,665.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-2-A	43,834,631.00	43,940,013.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2	3,569,012.84	8,456,070.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1-2-1	9,646,459.21	7,832,045.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1-2-2-1	9,646,459.21	7,832,045.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14A3-2	9,646,459.21	7,832,045.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	2,566,450.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,751,048.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17A2	0.00	11,327,652.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	1,888,198.97	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	783,527.66	1,221,423.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20A4	(704,343.52)	14,835,938.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21A2	6,780,059.42	6,277,802.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22A1	2,710,983.11	3,222,706.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23A2	0.00	4,762,744.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	0.00	1,867,065.54	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	1,271,884.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	1,183,360.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,335,225.37	1,513,225.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	916,525.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	3,153.25	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	1,069,852.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	362,828.36	581,067.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	548,883.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	479,715.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	441,331.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	394,841.77	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	231,744.86	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	307,537.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	(457,074,659.40)	(23,605,972.63)				0.00	0.00	0.00	0.00	3,153.25	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.373981%	3.358711%	102
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.374033%	3.358764%	103
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.374075%	3.358806%	104
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.374119%	3.358937%	105
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.374160%	3.358978%	106
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.374201%	3.359020%	107
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.374245%	3.359064%	108
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.374286%	3.359105%	109
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.374329%	3.359149%	110
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.374370%	3.359189%	111
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.374419%	3.359239%	112
01/15/21	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.374459%	3.359279%	113
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		48,250,000	48,250,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		1,034,218,258	1,034,218,258		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	1,082,468,258	1,082,468,258	0	0	0	0
Nov-21	1,082,593,437	1,082,593,437	0	0	0	0
Oct-21	1,082,687,922	1,082,687,922	0	0	0	0
Sep-21	1,082,788,437	1,082,788,437	0	0	0	0
Aug-21	1,082,882,277	1,082,882,277	0	0	0	0
Jul-21	1,082,975,807	1,082,975,807	0	0	0	0
Jun-21	1,083,075,401	1,083,075,401	0	0	0	0
May-21	1,083,168,294	1,083,168,294	0	0	0	0
Apr-21	1,083,267,272	1,083,267,272	0	0	0	0
Mar-21	1,083,359,530	1,083,359,530	0	0	0	0
Feb-21	1,083,470,728	1,083,470,728	0	0	0	0
Jan-21	1,083,562,314	1,058,562,314	25,000,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	202.85	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	23.09	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	225.94	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			225.94

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the “U.S. Risk Retention Special Notices” tab for the Benchmark 2020-B21 Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party’s compliance with the Retention Covenant.Investors should refer to the Certificate Administrator’s website for all such information.

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